CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands	Ordinary shares.	Additional paid-in capital	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2020	$ 1,054	$ 293,144	$ (280,334)	$ 13,864
Share-based compensation to employees and service providers			10,212	10,212
Issuance of ordinary shares and warrants, net of expenses	424	78,113		78,537
Exercise of options into ordinary shares	17	3,989		4,006
Comprehensive income (loss)			(97,744)	(97,744)
Balance at end of period at Dec. 31, 2021	1,495	375,246	(367,866)	8,875
Share-based compensation to employees and service providers			5,675	5,675
Issuance of ordinary shares and warrants, net of expenses	1,326	7,393		8,719
Issuance Of Ordinary Shares For Vested RSUs	14	(14)
Comprehensive income (loss)			(71,669)	(71,669)
Balance at end of period at Dec. 31, 2022	2,835	382,625	(433,860)	(48,400)
Share-based compensation to employees and service providers			2,209	2,209
Issuance of ordinary shares and warrants, net of expenses	18,556	5,788		24,344
Issuance Of Ordinary Shares For Vested RSUs	50	(50)
Comprehensive income (loss)			23,916	23,916
Balance at end of period at Dec. 31, 2023	$ 21,441	$ 388,363	$ (407,735)	$ 2,069